SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of changes in liabilities arising from financing activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities
Conversion of debenture		$ (35,383)
2024 Convertible Notes
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 126,031
Additions		172,500
Accretion	8,379	4,288
Transaction costs		(6,488)
Equity component		(44,269)
Liabilities arising from financing activities at end of period	134,410	126,031
2019 Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period		43,901
Conversion of debenture		(35,383)
Accretion		1,131
Payments		(9,795)
Extinguishment of debt		146
Credit Facility
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period		162,946
Additions		68,000
Accretion		2,054
Payments		(233,000)
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	67,977	57,401
Additions	31,110	27,038
Terminations	(197)	(75)
Accretion	5,660	3,905
Payments	(24,374)	(15,773)
Effect from discontinued operations	(3,811)	(4,518)
Foreign exchange	521	(1)
Liabilities arising from financing activities at end of period	$ 76,886	$ 67,977